Stock Option Plan (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Employee and non-employee director stock-based compensation expense	$ 164,600	$ 26,362	$ 315,326	$ 52,514
Stock-based compensation expense for non-employees	20,708	25,230	$ 41,418	73,856	$ 125,469	$ 251,842
Dividends			0.00%
Weighted average grant date fair			$ 3.30
Fair value of shares vested	349,409	79,310	$ 483,846	145,884
Aggregate intrinsic value of outstanding stock options	3,300,000		3,300,000
Unamortized unvested balance of stock base compensation	1,800,000		$ 1,800,000		$ 900,000
Unamortized unvested balance of stock base compensation, period			2 years 7 months 6 days		4 years
Minimum
Expected term			4 years 8 months 12 days
Volatility			55.00%
Risk free interest rate			1.20%
Maximum
Expected term			6 years 2 months 12 days
Volatility			85.00%
Risk free interest rate			2.90%
Research and Development Expenses
Employee and non-employee director stock-based compensation expense	$ 72,324	$ 36,978	$ 134,665	$ 76,726	$ 171,238	26,499
Stock-based compensation expense for non-employees					0	52,073
General and Administrative Expenses
Employee and non-employee director stock-based compensation expense					232,625	26,864
Stock-based compensation expense for non-employees					$ 125,469	$ 199,769